Segment and Geographic Information - Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Depreciation and amortization (including multi-client data library)	$ 57,751	$ 63,694	$ 55,310
Operating segments | E&P Technology & Services
Segment Reporting Information [Line Items]
Depreciation and amortization (including multi-client data library)	51,673	53,663	44,100
Operating segments | Operations Optimization
Segment Reporting Information [Line Items]
Depreciation and amortization (including multi-client data library)	995	1,349	1,780
Support and other
Segment Reporting Information [Line Items]
Depreciation and amortization (including multi-client data library)	5,083	8,682	9,430
Previously Reported | Operating segments | Ocean Bottom Integrated Technologies
Segment Reporting Information [Line Items]
Depreciation and amortization (including multi-client data library)	$ 4,200	$ 7,000	$ 7,500